S000009910 [Member] Expense Example - AMG Frontier Small Cap Growth Fund	Oct. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 102
Expense Example, with Redemption, 3 Years	361
Expense Example, with Redemption, 5 Years	640
Expense Example, with Redemption, 10 Years	1,437
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	454
Expense Example, with Redemption, 5 Years	800
Expense Example, with Redemption, 10 Years	1,773
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	330
Expense Example, with Redemption, 5 Years	587
Expense Example, with Redemption, 10 Years	$ 1,322